Interest Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Rated Bonds [Member]	Dec. 31, 2010 Rated Bonds [Member]	Dec. 31, 2009 Rated Bonds [Member]	Apr. 28, 2010 Rated Bonds [Member]	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2009 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Feb. 27, 2009 Convertible Debt [Member]	Dec. 31, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Dec. 31, 2009 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Dec. 31, 2011 Bank loans and overdrafts [Member]	Dec. 31, 2010 Bank loans and overdrafts [Member]	Dec. 31, 2009 Bank loans and overdrafts [Member]
Interest And Debt Expense Abstract
Amortization of deferred loan fees	$ 7	$ 20	$ 31
Capital lease charges	5	5	3
Discounting of non-current trade and other debtors	0	6	6
Other	3	1	5
Interest Expense Borrowings	181	151	136
Less : Amounts capitalized on qualifying assets	(3)	0	(13)
Interest expense	178	151	123
Debt Instrument [Line Items]
Interest Expense Debt				56	38	0				25	22	18			47	13	0		10	19	55
Line Of Credit Facility Maximum Borrowing Capacity														1,000
Debt Instrument Interest Rate Stated Percentage								5.375%	6.50%				3.50%	2.375%				6.00%
Debt Instrument Face Amount							1,000.0	700.0	300.0	732.5			732.5					789.0
Once-off charge related to the cancellation of debt facilities		8
Unwinding of discount on convertible bonds										$ 28	$ 27	$ 18